Share Capital	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Share Capital [Abstract]
SHARE CAPITAL
4.	SHARE CAPITAL
On November 26, 2024, the Company amended its certificate of incorporation such that Class A Preferred conversion ratio was changed from 1000/1 to 379.35029/1 per share.
4.	SHARE CAPITAL

Amendment to Stock Share Classes

In February 2023 the Company filed with Wyoming Secretary of State to amend the number, par value, and class of shares the Company will have authority to issue. In August of 2024, the Company domiciled in the state of Delaware. The Company is authorized to issue 100,000,000 Common shares with 1 vote a share, 100,000 Preferred Class A shares, which can convert at 1000/1 to common shares at 2,000 votes a share, and 20,000,000 Preferred Class B shares which can convert at 1/1 common shares with no voting rights, all at the Company’s discretion and each with a specified par value of $0.001. No preferred or commons shares have the right to receive dividends.

On November 26, 2024, the Company amended its certificate of incorporation such that Class A Preferred conversion ratio was changed from 1000/1 to 379.35029/1 per share.